Schedule H, Line 4i - Schedule of Assets - Schedule of Company Assets (Details) - EBP 88-0320154 001 [Member]	Dec. 31, 2025 USD ($)
EBP, Asset Held for Investment	$ 84,935,107
Mutual Fund [Member]
State Street Bank & Trust Co.	10,775,591
Common Collective Trust [Member]
State Street Bank & Trust Co.	$ 67,385,657